SUPPLEMENT DATED AUGUST 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class D, Class I and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Equity Index Portfolio – In the Principal Investment Strategies subsection, the third paragraph is deleted and replaced with the following:

The Fund will generally hold between 400 and 500 of the stocks in the index with industry weightings in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

In addition, the following is added as the second to last risk in the Principal Risks subsection:

•         Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) to the same approximate extent as its index is invested in that sector. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector.

Small-Cap Equity Portfolio – In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.  In addition, the third paragraph of the BlackRock managed portion’s Principal Investment Strategies subsection is deleted and replaced with the following:

BlackRock’s portion of the Fund will generally hold any number of the stocks in the index with characteristics and industry weightings in approximately the same proportions as their weightings in the index. This portion of the Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

In addition, in the Principal Risks subsection, Sector Risk is deleted from the Risks for both portions of the Fund subsection and the following is added as the third risk under the BlackRock managed portion’s Principal Risks subsection:

•         Sector Risk: This portion of the Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) to the same approximate extent as its index is invested in that sector. If this portion of the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector.

In addition, Tracking Error Risk is deleted and replaced with the following:

•                   Tracking Error Risk: Performance of this portion of the Fund may vary, sometimes substantially, from the performance of its benchmark index due to imperfect correlation between this portion of the Fund’s investments and the index.

Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio) – In the Principal Investment Strategies subsection, the third paragraph is deleted and replaced with the following:

The Fund may invest in equity securities and depositary receipts of foreign companies.

Small-Cap Index Portfolio – In the Principal Investment Strategies subsection, the third paragraph is deleted and replaced with the following:

The Fund will generally invest in any number of the stocks in the index with industry weightings in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

In addition, the following is added to the Principal Risks subsection:

•                   Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) to the same approximate extent as its index is invested in that sector. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector.

Health Sciences Portfolio – In the Management subsection, the “Sub-Adviser” section is deleted and replaced with the following:

Sub-Adviser – BlackRock Investment Management, LLC. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Erin Xie, Managing Director	Since 2014
Xiang Liu, PhD, Director	Since 2020
Jeff Lee, Vice President	Since 2020

Managed Bond Portfolio, Comstock Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Mid-Cap Growth Portfolio, Mid-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, Value Advantage Portfolio, Emerging Markets Portfolio, International Large-Cap Portfolio, International Value Portfolio, Pacific Dynamix- Conservative Growth Portfolio, Pacific Dynamix - Moderate Growth Portfolio, Pacific Dynamix – Growth Portfolio, Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio, and Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Risks subsection, the last two sentences of Sector Risk are deleted.

Disclosure Changes to the Additional Information About Principal Investment Strategies

and Principal Risks section

Equity Index Portfolio and Small-Cap Index Portfolio - In the Principal Investment Strategies subsection, the third sentence of the third paragraph for the Equity Index Portfolio and the second sentence of the third paragraph for the Small-Cap Index Portfolio are deleted and replaced with the following:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

Small-Cap Equity Portfolio – In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.  In addition, in the BlackRock managed portion’s Principal Investment Strategies subsection, the second sentence of the third paragraph is deleted and replaced with the following:

This portion of the Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

In addition, in the Principal Risks subsection, Sector Risk is deleted from the Risks for both portions of the Fund subsection and Sector Risk is added alphabetically to the BlackRock managed portion subsection.

Equity Index Portfolio and Small-Cap Index Portfolio – The following risk is added alphabetically to the Principal Risks subsection noted for each of these Funds:

•           Sector Risk

Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio) – In the Principal Investment Strategies subsection, the third paragraph is deleted and replaced with the following:

The Fund may invest in equity securities and depositary receipts of foreign companies, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

In the Additional Information About Principal Risks subsection, Sector Risk is deleted and replaced with the following:

•                   Sector Risk: A Fund may be invested more heavily from time to time (e.g., over 25% of its assets) in a particular sector (which is more broadly defined than an industry classification). If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on a Fund’s sector holdings, please refer to its annual report or semi-annual report, which can be obtained as described on the back cover of this Prospectus.

Disclosure Changes to the About Management section

In the Management Fee table, the row for the International Equity Income Portfolio is deleted and replaced with the following:

International Equity Income Portfolio*	0.50% on the first $1 billion
0.45% on excess

In addition, the following footnote is added to the Management Fee table:

*Because the International Equity Income Portfolio has not operated for a full fiscal year, the management fee payable to PLFA is listed in the table.

In the table for BlackRock Investment Management, LLC, the following is added to the subsection for the Health Sciences Portfolio:

Xiang Liu, PhD

Director of BlackRock since 2016. Prior to joining BlackRock in 2008, Mr. Liu was a Partner and Biotech Analyst at Mehta Partners. Mr. Liu began his investment career in 2000 and has a BS from the University of Science & Technology (China), an MBA from the University of Chicago and a Ph.D degree in Chemistry from Yale University.

Jeff Lee	Vice President of BlackRock since 2011. Mr. Lee began his investment career in 2006 and has a BA from Princeton University.

In the table for ClearBridge Investments, LLC, the following is added after the first sentence of the firm description:

ClearBridge is a registered investment adviser and a wholly-owned subsidiary of Franklin Resources, Inc.

In the table for QS Investors, LLC, the following is added after the first sentence of the firm description:

QS Investors is a registered investment adviser and a wholly-owned subsidiary of Franklin Resources, Inc.

In the table for Western Asset Management Company, LLC, the second sentence of the firm description is deleted and replaced with the following:

Portfolio management services are also provided by Western Asset Management Company Ltd. (Japan), Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Limited (United Kingdom) (together with Western Asset Management

Company, LLC, these firms are collectively “Western Asset”), and each is a registered investment adviser and a wholly-owned subsidiary of Franklin Resources, Inc.

Form No.  15-50580-00

PSFSUP0820

SUPPLEMENT DATED AUGUST 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios – In the Principal Investment Strategies subsection for each of these Funds, the second through seventh sentences of the second paragraph are deleted and replaced with the following:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

In addition, in the Principal Risks subsection for each of these Funds, Sector Risk is deleted and replaced with the following:

•  Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) to the same approximate extent as its index is invested in that sector. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector.

Disclosure Changes to the Additional Information About Principal Investment Strategies

and Principal Risks section

PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios – In the Principal Investment Strategies subsection for each of these Funds, the second to last sentence of the second paragraph is deleted and the second sentence of the same paragraph is deleted and replaced with the following:

The Fund will not concentrate, except to the same approximate extent as its index may concentrate in the securities of a particular industry or group of industries (a group of industries is also known as a sector).

In the Additional Information About Principal Risks subsection, Sector Risk is deleted and replaced with the following:

•     Sector Risk: A Fund may be invested more heavily from time to time (e.g., over 25% of its assets) in a particular sector (which is more broadly defined than an industry classification) . If a Fund is invested more heavily in a particular sector, its performance will be more sensitive to risks and developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on a Fund’s sector holdings, please refer to its annual report or semi-annual report, which can be obtained as described on the back cover of this Prospectus.

SUPPLEMENT DATED AUGUST 27, 2020

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2020

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2020, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Short Duration Bond Portfolio section, the first sentence is deleted and replaced with the following:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: real estate mortgage investment conduits (“REMICs”); zero coupon bonds; payment-in-kind bonds (“PIKs”); Eurobonds; and preferred stock.

In the Value Advantage Portfolio section, the paragraph is deleted and replaced with the following:

In addition to the principal investment strategies described in the Prospectus, the Fund may invest non-principally in: derivatives, including futures and swaps; convertible securities; trust preferred stock; debt instruments, including Treasury receipts, U.S. government obligations, bank obligations, short-term funding agreements, and commercial paper; specific equity-related investments such as warrants and rights, initial public offerings, and preferred stock; investment company securities including master limited partnerships and ETFs; illiquid and restricted securities (such as private placements); securities issued in connection with reorganizations and corporate restructurings; debt instruments, including corporate debt securities, high yield/high risk bonds, inflation-indexed bonds, variable and floating rate instruments, zero coupon bonds, loan participations and assignments; repurchase agreements; reverse repurchase agreements; municipal securities; inverse floating rate instruments (i.e., inverse floaters); demand features; and other asset-backed securities and may engage in short sales and short sales against the box.

In the PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Portfolio, PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio sections, the following is added after the second sentence:

The Fund may use these derivatives to implement any allocation changes for a Pacific Dynamix Portfolio (including changes due to periodic rebalancing, changes in Managers or their investment personnel, and reorganizations of Funds) by obtaining exposure to desired investments.

In the PD Large-Cap Growth Index Portfolio and PD Large-Cap Value Portfolio sections, the phrase “options on stock indices, and options on stock index futures” is deleted from the first sentence.

In the PD Small-Cap Growth Index Portfolio and PD Small-Cap Value Index Portfolio sections, the phrase “and options thereon and options on stock indices” is deleted from the first sentence.

In the PD Large-Cap Growth Index Portfolio section, the following is added after the last sentence:

The Fund intends to invest at least 90% of its assets in securities of its benchmark index (the Russell 1000 Growth Index) in approximately the same proportion as each security’s benchmark weighting. The sub-adviser seeks to replicate the performance of the Russell 1000 Growth Index by investing the Fund’s assets so that the percentage of Fund assets invested in a given security is approximately the same as the percentage such security represents in the Russell 1000 Growth Index.

In the PD Large-Cap Value Index Portfolio section, the following is added after the last sentence:

The Fund intends to invest at least 90% of its assets in securities of its benchmark index (the Russell 1000 Value Index) in approximately the same proportion as each security’s benchmark weighting. The sub-adviser seeks to replicate the performance of the Russell 1000 Value Index by investing the Fund’s assets so that the percentage of Fund assets invested in a given security is approximately the same as the percentage such security represents in the Russell 1000 Value Index.

In the PD Small-Cap Growth Index Portfolio section, the following is added after the last sentence:

The Fund intends to invest at least 90% of its assets in securities of its benchmark index (the Russell 2000 Growth Index) in approximately the same proportion as each security’s benchmark weighting. The sub-adviser will utilize an optimization approach to seek to replicate the performance of the Russell 2000 Growth Index by investing in a portfolio of securities in the Russell 2000 Growth Index that collectively has an investment profile similar to that of the Russell 2000 Growth Index. The optimization process evaluates a security’s risk characteristics to systematically assess the risk of any deviation from a security’s benchmark weighting relative to transaction costs.

In the PD Small-Cap Value Index Portfolio section, the following is added after the last sentence:

The Fund intends to invest at least 90% of its assets in securities of its benchmark index (the Russell 2000 Value Index) in approximately the same proportion as each security’s benchmark weighting. The sub-adviser will utilize an optimization approach to seek to replicate the performance of the Russell 2000 Value Index by investing in a portfolio of securities in the Russell 2000 Value Index that collectively has an investment profile similar to that of the Russell 2000 Value Index. The optimization process evaluates a security’s risk characteristics to systematically assess the risk of any deviation from a security’s benchmark weighting relative to transaction costs.

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, the paragraph for ClearBridge Investments, LLC (“ClearBridge”) is deleted and replaced with the following:

ClearBridge is an investment adviser that manages U.S. and international equity investment strategies for institutional and individual investors. ClearBridge is a wholly-owned subsidiary of Franklin Resources, Inc.

Also in the Management Firms section, the paragraph for QS Investors, LLC (“QS Investors”) is deleted and replaced with the following

QS Investors is an investment management firm that specializes in disciplined and systematic investment solutions. QS Investors is a wholly-owned subsidiary of Franklin Resources, Inc.

Also in the Management Firms section, the paragraph for Western Asset Management Company, LLC and certain of its affiliated companies (collectively “Western Asset”) is deleted and replaced with the following:

Western Asset Management Company, LLC operates from offices in California and New York. Portfolio management services are also provided by Western Asset Management Company Ltd. (Japan), Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Limited (United Kingdom). Each of these entities (each a “Western Manager” and collectively “Western Asset”) and is a wholly-owned subsidiary of Franklin Resources, Inc. Each Western Manager will receive a proportionate share of the fee based on the average daily net assets that it manages.

In the Compensation Structures and Methods section, under BlackRock, the second subheader is deleted and replaced with the following:

Discretionary Incentive Compensation – Messrs. Kemp, Ruvinsky, Liu and Lee and Ms. Xie

In addition, the second row of the table under that subheader is deleted and replaced with the following:

Erin Xie* Xiang Liu* Jeff Lee*	BME Option Overwriting Strategy Composite Index; MSCI ACWI 25% Call Overwrite Index; FTSE 3-month T-bill Index; MSCI WRLD HealthCare ND; Russell 3000 HealthCare Index

*As of June 30, 2020

In the Other Accounts Managed section, under BlackRock’s portion of the table, the information for Erin Xie is deleted and the following is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
BlackRock
Jeff Lee[1]
Registered Investment Companies	4	$12,360,325,544	None	N/A
Other Pooled Investment Vehicles	1	$8,636,720,270	None	N/A
Other Accounts	1	$1,503,666,508	1	$1,503,666,508
Xiang Liu[1]
Registered Investment Companies	4	$12,360,325,544	None	N/A
Other Pooled Investment Vehicles	1	$8,636,720,270	None	N/A
Other Accounts	1	$1,503,666,508	1	$1,503,666,508

Erin Xie
Registered Investment Companies	3	$8,556,835,251	None	N/A
Other Pooled Investment Vehicles	2	$5,574,940,558	1	$86,345,661
Other Accounts	1	$1,453,587,658	1	$1,453,587,658

1 Other Accounts Managed information as of June 30, 2020.

In the Material Conflicts of Interest section, under BlackRock, the last two sentences in the first paragraph are deleted and replaced with the following:

It should also be noted that Ms. Xie and Messrs. Lee and Liu may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Ms. Xie and Messrs. Lee and Liu may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Form No. 15-50581-00

PSFSAI0820